Huber Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 98.56%	Value
	Aerospace & Defense - 3.30%
1,000	Northrop Grumman Corp.	$286,610

	Apparel & Textile Products - 0.91%
900	Carter's, Inc. (a)	79,236

	Banking - 16.83%
11,000	Bank of America Corp.	326,150
7,000	Citigroup, Inc.	405,929
26,292	First Horizon National Corp.	365,196
1,900	JPMorgan Chase & Co.	244,473
2,500	Truist Financial Corp.	119,950
		1,461,698
	Biotech & Pharma - 10.02%
400	AbbVie, Inc.	40,992
2,000	Eli Lilly & Co.	415,940
3,600	GlaxoSmithKline plc - ADR	134,100
1,500	Merck & Co., Inc.	115,605
4,300	Pfizer, Inc.	154,370
533	Viatris, Inc. (a)	9,056
		870,063
	Chemicals - 1.42%
1,400	Innospec, Inc.	122,906

	Electric Utilities - 6.58%
1,700	American Electric Power Co., Inc.	137,547
2,100	Entergy Corp.	200,193
1,900	Evergy, Inc.	102,087
1,600	Exelon Corp.	66,496
800	NextEra Energy, Inc.	64,696
		571,019
	Electrical Equipment - 0.42%
300	TE Connectivity Ltd.	36,120

	Engineering & Construction - 10.21%
30,530	KBR, Inc.	886,897

	Entertainment Content - 2.79%
3,793	Lions Gate Entertainment Corp. - Class B (a) (c)	46,881
2,300	ViacomCBS, Inc. - Class B (c)	111,550
500	Walt Disney Co. (a)	84,085
		242,516
	Food - 1.39%
500	Lamb Weston Holdings, Inc.	37,350
1,300	Tyson Foods, Inc. - Class A	83,603
		120,953
	Health Care Facilities & Services - 0.62%
2,100	Select Medical Holdings Corp. (a)	53,970

	Home Construction - 0.00%
5	Lennar Corp. - Class B	335

	Institutional Financial Services - 0.63%
200	Goldman Sachs Group, Inc.	54,234

	Insurance - 3.56%
14,573	CNO Financial Group, Inc.	309,093

	Internet Media & Services - 0.89%
400	VeriSign, Inc. (a)	77,628

	Oil & Gas Producers - 2.77%
3,700	BP plc - ADR	82,214
4,300	Royal Dutch Shell plc - Class A - ADR	158,627
		240,841
	Retail - Consumer Staples - 3.40%
2,100	Wal-Mart Stores, Inc.	295,029

	Retail - Discretionary - 3.76%
4,100	Gap, Inc. (a)	83,025
900	Home Depot, Inc.	243,738
		326,763
	Software - 8.02%
6,100	Avast plc (b)	39,466
2,600	Microsoft Corp.	603,096
900	Oracle Corp.	54,387
		696,949
	Technology Hardware - 4.17%
14,925	Comtech Telecommunications Corp.	318,500
1,800	HP, Inc.	43,812
		362,312
	Technology Services - 4.73%
750	Mastercard, Inc. - Class A	237,218
1,200	Science Applications International Corp.	115,236
300	Visa, Inc. - Class A	57,975
		410,429
	Telecommunications - 3.54%
9,793	AT&T, Inc.	280,374
500	Verizon Communications, Inc.	27,375
		307,749
	Tobacco & Cannabis - 3.85%
4,200	Philip Morris International, Inc.	334,530

	Transportation & Logistics - 4.75%
38,100	Golar LNG Ltd. (a)	412,623
	TOTAL COMMON STOCKS (Cost $6,378,857)	8,560,503

	REIT - 0.20%
	REIT: Industrial - 0.20%
300	Granite Real Estate Investment Trust	17,583
	TOTAL REIT (Cost $11,293)	17,583

	MONEY MARKET FUNDS - 1.22%
52,774	First American Government Obligations Fund, Institutional Class 0.04% (d)	52,774
52,774	First American Treasury Obligations Fund, Institutional Class 0.03% (d)	52,774
	TOTAL MONEY MARKET FUNDS (Cost $105,548)	105,548

	Total Investments in Securities (Cost $6,495,698) - 99.98%	8,683,634
	Other Assets in Excess of Liabilities - 0.02%	1,906
	NET ASSETS - 100.00%	$8,685,540

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of January 31, 2021.

Huber Large Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Huber Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$627,893	$-	$-	$627,893
Consumer Discretionary	406,334	-	-	406,334
Consumer Staples	750,512	-	-	750,512
Energy	240,841	-	-	240,841
Financials	1,825,026	-	-	1,825,026
Health Care	924,033	-	-	924,033
Industrials	1,622,250	-	-	1,622,250
Materials	122,906	-	-	122,906
Technology	1,469,689	-	-	1,469,689
Utilities	571,019	-	-	571,019
Total Common Stocks	8,560,503	-	-	8,560,503
REIT	17,583	-	-	17,583
Money Market Funds	105,548	-	-	105,548
Total Investments in Securities	$8,683,634	$-	$-	$8,683,634

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.